SCHEDULE OF FUTURE DEBT MATURITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2024
2025	938
2026	78,703	938
2026		78,731
Total	79,641	79,669
Less: Estimated interest paid-in-kind	(2,527)	(3,814)
Total debt	77,114	75,855
Less: Unamortized debt issuance costs		(56,172)
Total carrying amount	21,837	19,683
Less: Current portion of debt	(21,837)	(19,683)
Total long-term debt
Less: Unamortized debt issuance costs	$ (55,277)